Schedule of Intangible Assets (Details) (USD $)	Oct. 31, 2014	Apr. 30, 2014	Apr. 30, 2013
Intangible asset	$ 150,000	$ 150,000	$ 0
Acc. Amortization	116,666	66,666	0
Intangible asset, net	$ 33,334	$ 83,334	$ 0